SEGMENT REPORTING - Percentage of Value-added and Commodity-based Sales to Total Sales and Gross Sales by Major Product Classification (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	20.00%	19.00%	17.00%
Value-Added
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	62.60%	59.80%	58.50%
Commodity-Based
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	37.40%	40.20%	41.50%